SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Summary Of Accounting Policies [Line Items]
Cumulative foreign currency translation adjustment				$ 40
Impairment of goodwill			$ 0	0
Impairment of property and equipment			836	0
Impairment loss for right-of-use assets					$ (387)
Server Leasing and Maintenance Expenses			8,538	4,140
Amortization of intangible assets			$ 4,776	1,368
Income Tax Examination, Likelihood of Unfavorable Settlement			tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement
Impairment of Cryptocurrencies			$ 12,620	8,863
Cost of mining pool services		$ 405,347	447,997
Cost of data center services	$ 8,567		4,319
Server leasing and maintenance expenses			8,538	4,140
Depreciation fees			17,388	6,370
Changes in fair value of contingent consideration			(1,247)
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Amortization of intangible assets			4,748	1,312
Depreciation fees			16,584	5,461
accrued expenses and other current liabilities
Summary Of Accounting Policies [Line Items]
Advance from customers balance	$ 672	$ 672	277	$ 672
Deferred revenue			469		$ 744
Loto Interactive
Summary Of Accounting Policies [Line Items]
Impairment of property and equipment			$ 836